Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.

On October 21, 2022, the parties amended both the Backstop Agreement and the Forward Purchase Agreement to provide that: (1) the per share purchase price under each of the Backstop Agreement and the Forward Purchase Agreement will not exceed the redemption price available to Public Shareholders exercising redemption rights at the shareholder meeting held to approve the Business Combination; (2) any shares purchased pursuant to the Backstop Agreement or the Forward Purchase Agreement, or otherwise acquired by the RTW Funds outside of the existing redemption offer, will not be voted in favor of approving the Business Combination; and (3) the RTW Funds will waive redemption rights with respect to such purchases in the vote to approve the Business Combination. The amendments have been filed with the SEC on a Current Report on Form 8-K on October 21, 2022.

On October 31, 2022, the directors of the Company elected to extend the deadline to consummate a business combination until December 6, 2022.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have occurred that would require adjustments to the disclosures in the financial statements.